Earnout Shares (Details) $ / shares in Units, $ in Millions		3 Months Ended	6 Months Ended
	May 27, 2022 USD ($) D $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)
Earn-outs
Term for shares to be issued			5 years
Stock-based compensation expense | $		$ 2	$ 2
Initial fair value of the Earnout Shares liability | $	$ 100	77	77
Gain on fair value change in Earnout Shares liability | $		$ 23	$ 23
If the VWAP of Class A Common Stock is greater than or equal to $12.50 | Class A common stock
Earn-outs
Stock price trigger for any 20 trading days within any consecutive 30-trading day | $ / shares	$ 12.50
Number of trading days	20
Number of consecutive trading days	30
Term for shares to be issued	5 years
If the VWAP of Class A Common Stock is greater than or equal to $15.00 | Class A common stock
Earn-outs
Stock price trigger for any 20 trading days within any consecutive 30-trading day | $ / shares	$ 15.00
Number of trading days	20
Number of consecutive trading days	30
Term for shares to be issued	5 years
If the closing share price of the Class A Common Stock equals or exceeds $15.50 per share | Class A common stock
Earn-outs
Contingent right to receive shares (as a percent)	50.00%